Prepaid Expenses and Other Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Prepaid Expenses and Other Receivable [Abstract]
Prepaid expenses	$ 14	$ 19
R&D credits	500	208
Other receivables	60	55
Prepaid expenses and other receivable	$ 574	$ 282